Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Net Investment Income [Line Items]
Total revenue		¥ 1,564,497	¥ 1,403,633
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		241,599	229,185
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	58,109	4,623
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 299,708	¥ 233,808

[1]	Life insurance related investment income for the six months ended September 30, 2024 and 2025 include net unrealized holding of a loss of ¥997 million and a gain of ¥30,360 million on equity securities held as of September 30, 2024 and 2025, respectively.